BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenues from Sale of Services (Details)	12 Months Ended
Dec. 31, 2022
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue from External Customer [Line Items]
Performance obligations expected to be satisfied, expected timing	5 years
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue from External Customer [Line Items]
Performance obligations expected to be satisfied, expected timing	25 years
Satisfied Over Time
Revenue from External Customer [Line Items]
Performance obligation, description of timing	5 to 25 years